Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 393,294	¥ 2,704,091		¥ 1,906,753	¥ 2,982,510
Amounts due from related parties	83,223	572,201		515,454
Other current assets	65,925	453,269		255,680
Total current assets	742,358	5,104,081		4,036,092
Investment in subsidiaries and VIEs	200,001	1,375,110		968,622
Long-term investments	149,090	1,025,065		988,266
Non-current deferred tax assets	16,491	113,384		72,654
Other non-current assets	7,266	49,971		125,871
Total Assets	1,165,625	8,014,264		6,494,854
Current liabilities
Convertible notes				487,973
Other current liabilities	105,105	722,652		489,389
Total current liabilities	231,412	1,591,073		1,823,327
Convertible notes	21,090	145,004
Other non-current liabilities	5,195	35,718		113,660
Total Liabilities	267,455	1,838,887		1,987,108
Shareholders' equity
Treasury stock (140,479 ordinary shares as of December 31, 2017 and 2018)	(5,857)	(40,267)	$ (6,190)	(40,267)
Additional paid-in capital	275,698	1,895,564		1,372,838
Retained earnings	573,937	3,946,107		2,883,169
Accumulated other comprehensive income	5,265	36,195		213,424
Total shareholders' equity	849,057	5,837,700		4,429,260
Total Liabilities and Equity	1,165,625	8,014,264		6,494,854
Class A
Shareholders' equity
Ordinary shares	10	73		67
Class B
Shareholders' equity
Ordinary shares	4	28		29
Parent Company
Current assets
Cash and cash equivalents	102,046	701,617		612,867
Amounts due from subsidiaries and VIEs	71,669	492,760		93,740
Amounts due from related parties	1,430	9,835
Other current assets	5	32		16,144
Total current assets	175,150	1,204,244		722,751
Investment in subsidiaries and VIEs	661,545	4,548,453		4,095,463
Long-term investments	6,287	43,229		40,978
Investments in affiliates	28,377	195,103		75,686
Non-current deferred tax assets	293	2,012		1,368
Other non-current assets	98	686		650
Total Assets	871,750	5,993,727		4,936,896
Current liabilities
Convertible notes				487,973
Other current liabilities	1,514	10,411		13,660
Total current liabilities	1,514	10,411		501,633
Convertible notes	21,090	145,004
Other non-current liabilities	89	612		6,003
Total Liabilities	22,693	156,027		507,636
Shareholders' equity
Treasury stock (140,479 ordinary shares as of December 31, 2017 and 2018)	(5,857)	(40,267)		(40,267)
Additional paid-in capital	275,698	1,895,564		1,372,838
Retained earnings	573,937	3,946,107		2,883,169
Accumulated other comprehensive income	5,265	36,195		213,424
Total shareholders' equity	849,057	5,837,700		4,429,260
Total Liabilities and Equity	871,750	5,993,727		4,936,896
Parent Company | Class A
Shareholders' equity
Ordinary shares	10	73		67
Parent Company | Class B
Shareholders' equity
Ordinary shares	$ 4	¥ 28		¥ 29